General (Schedule of Components Of Intangible Assets With Annual Rates Of Amortization) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 1,755		$ 589	$ 503
Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	169
Amortization of intangible assets	16
Useful life	10 years
Frisk Software, Inc. [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	2,250
Annual rates of amortization	8.00%
Frisk Software, Inc. [Member] | Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	984
Annual rates of amortization	10.00%
Frisk Software, Inc. [Member] | Intellectual Property [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	1,266
Annual rates of amortization	6.70%
Eleven GMBH [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	9,100
Annual rates of amortization	10.00%
Eleven GMBH [Member] | Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	671
Annual rates of amortization	10.00%
Eleven GMBH [Member] | Customer Relations [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	3,037
Eleven GMBH [Member] | Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	4,611
Annual rates of amortization	10.00%
Eleven GMBH [Member] | In Process R&D [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 781
Annual rates of amortization		[1]

[1]	The in-process research and development ("IPR&D") is amortized when the development is completed. Commencing January 2013, the Company began amortizing a portion of the IPR&D related to the development of a specific product which had become available for general release. The Company determined an estimated useful life of ten years to the developed technology. A total cost of $169 thousand was assigned to the Technology component and amortization expenses of $16 thousand were recorded in the statements of income (loss) under cost of revenues.